Employees - Summary of Assumptions, Weighted by Liabilities for Valuation of Defined Benefit Plans (Details)	Dec. 31, 2022	Dec. 31, 2021
Pension plans
Disclosure of defined benefit plans [line items]
Discount rate	4.60%	1.80%
Inflation	2.80%	2.60%
Rate of increase in salaries	3.30%	3.20%
Rate of increase for pensions in payment (where provided)	2.40%	2.50%
Rate of increase for pensions in deferment (where provided)	2.60%	2.70%
Other post- employment benefit plans
Disclosure of defined benefit plans [line items]
Discount rate	5.90%	3.60%
Rate of increase in salaries	3.00%	3.00%
Long-term medical cost inflation	5.10%	5.10%